MD&A - Risk management and control - Market Risk (Detail 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Value At Risk [Line Items]
Management VaR	$ 19	$ 9
Diversification effect	(6)	(5)
Global Wealth Management
Value At Risk [Line Items]
Management VaR	2	1
Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	0	0
Asset Management
Value At Risk [Line Items]
Management VaR	0	0
Investment Bank
Value At Risk [Line Items]
Management VaR	18	8
Non-core and Legacy
Value At Risk [Line Items]
Management VaR	1
Group Items
Value At Risk [Line Items]
Management VaR	4
Group Functions
Value At Risk [Line Items]
Management VaR		5
Minimum
Value At Risk [Line Items]
Management VaR	7	6
Minimum | Global Wealth Management
Value At Risk [Line Items]
Management VaR	1	1
Minimum | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	0	0
Minimum | Asset Management
Value At Risk [Line Items]
Management VaR	0	0
Minimum | Investment Bank
Value At Risk [Line Items]
Management VaR	5	6
Minimum | Non-core and Legacy
Value At Risk [Line Items]
Management VaR	1
Minimum | Group Items
Value At Risk [Line Items]
Management VaR	3
Minimum | Group Functions
Value At Risk [Line Items]
Management VaR		3
Maximum
Value At Risk [Line Items]
Management VaR	25	18
Maximum | Global Wealth Management
Value At Risk [Line Items]
Management VaR	2	2
Maximum | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	0	0
Maximum | Asset Management
Value At Risk [Line Items]
Management VaR	0	0
Maximum | Investment Bank
Value At Risk [Line Items]
Management VaR	23	17
Maximum | Non-core and Legacy
Value At Risk [Line Items]
Management VaR	2
Maximum | Group Items
Value At Risk [Line Items]
Management VaR	6
Maximum | Group Functions
Value At Risk [Line Items]
Management VaR		5
Average
Value At Risk [Line Items]
Management VaR	15	11
Diversification effect	(6)	(5)
Average | Global Wealth Management
Value At Risk [Line Items]
Management VaR	1	1
Average | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	0	0
Average | Asset Management
Value At Risk [Line Items]
Management VaR	0	0
Average | Investment Bank
Value At Risk [Line Items]
Management VaR	14	10
Average | Non-core and Legacy
Value At Risk [Line Items]
Management VaR	1
Average | Group Items
Value At Risk [Line Items]
Management VaR	4
Average | Group Functions
Value At Risk [Line Items]
Management VaR		4
Equity prices
Value At Risk [Line Items]
Management VaR	11	6
Equity prices | Minimum
Value At Risk [Line Items]
Management VaR	3	2
Equity prices | Maximum
Value At Risk [Line Items]
Management VaR	19	17
Equity prices | Average
Value At Risk [Line Items]
Management VaR	9	6
Diversification effect	(1)	(1)
Equity prices | Average | Global Wealth Management
Value At Risk [Line Items]
Management VaR	0	0
Equity prices | Average | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	0	0
Equity prices | Average | Asset Management
Value At Risk [Line Items]
Management VaR	0	0
Equity prices | Average | Investment Bank
Value At Risk [Line Items]
Management VaR	9	6
Equity prices | Average | Non-core and Legacy
Value At Risk [Line Items]
Management VaR	0
Equity prices | Average | Group Items
Value At Risk [Line Items]
Management VaR	1
Equity prices | Average | Group Functions
Value At Risk [Line Items]
Management VaR		1
Interest rate risk
Value At Risk [Line Items]
Management VaR	18	10
Interest rate risk | Minimum
Value At Risk [Line Items]
Management VaR	9	8
Interest rate risk | Maximum
Value At Risk [Line Items]
Management VaR	21	18
Interest rate risk | Average
Value At Risk [Line Items]
Management VaR	12	10
Diversification effect	(4)	(3)
Interest rate risk | Average | Global Wealth Management
Value At Risk [Line Items]
Management VaR	1	1
Interest rate risk | Average | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Asset Management
Value At Risk [Line Items]
Management VaR	0	0
Interest rate risk | Average | Investment Bank
Value At Risk [Line Items]
Management VaR	12	9
Interest rate risk | Average | Non-core and Legacy
Value At Risk [Line Items]
Management VaR	1
Interest rate risk | Average | Group Items
Value At Risk [Line Items]
Management VaR	3
Interest rate risk | Average | Group Functions
Value At Risk [Line Items]
Management VaR		4
Credit spreads
Value At Risk [Line Items]
Management VaR	7	4
Credit spreads | Minimum
Value At Risk [Line Items]
Management VaR	3	4
Credit spreads | Maximum
Value At Risk [Line Items]
Management VaR	19	9
Credit spreads | Average
Value At Risk [Line Items]
Management VaR	6	5
Diversification effect	(4)	(4)
Credit spreads | Average | Global Wealth Management
Value At Risk [Line Items]
Management VaR	2	1
Credit spreads | Average | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | Average | Asset Management
Value At Risk [Line Items]
Management VaR	0	0
Credit spreads | Average | Investment Bank
Value At Risk [Line Items]
Management VaR	5	5
Credit spreads | Average | Non-core and Legacy
Value At Risk [Line Items]
Management VaR	1
Credit spreads | Average | Group Items
Value At Risk [Line Items]
Management VaR	3
Credit spreads | Average | Group Functions
Value At Risk [Line Items]
Management VaR		3
Foreign exchange
Value At Risk [Line Items]
Management VaR	2	3
Foreign exchange | Minimum
Value At Risk [Line Items]
Management VaR	1	2
Foreign exchange | Maximum
Value At Risk [Line Items]
Management VaR	10	11
Foreign exchange | Average
Value At Risk [Line Items]
Management VaR	2	3
Diversification effect	(1)	(1)
Foreign exchange | Average | Global Wealth Management
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Asset Management
Value At Risk [Line Items]
Management VaR	0	0
Foreign exchange | Average | Investment Bank
Value At Risk [Line Items]
Management VaR	2	3
Foreign exchange | Average | Non-core and Legacy
Value At Risk [Line Items]
Management VaR	0
Foreign exchange | Average | Group Items
Value At Risk [Line Items]
Management VaR	1
Foreign exchange | Average | Group Functions
Value At Risk [Line Items]
Management VaR		1
Commodity
Value At Risk [Line Items]
Management VaR	3	3
Commodity | Minimum
Value At Risk [Line Items]
Management VaR	1	2
Commodity | Maximum
Value At Risk [Line Items]
Management VaR	10	7
Commodity | Average
Value At Risk [Line Items]
Management VaR	3	3
Diversification effect	0	0
Commodity | Average | Global Wealth Management
Value At Risk [Line Items]
Management VaR	0	0
Commodity | Average | Personal & Corporate Banking
Value At Risk [Line Items]
Management VaR	0	0
Commodity | Average | Asset Management
Value At Risk [Line Items]
Management VaR	0	0
Commodity | Average | Investment Bank
Value At Risk [Line Items]
Management VaR	3	3
Commodity | Average | Non-core and Legacy
Value At Risk [Line Items]
Management VaR	0
Commodity | Average | Group Items
Value At Risk [Line Items]
Management VaR	$ 0
Commodity | Average | Group Functions
Value At Risk [Line Items]
Management VaR		$ 0